Submission	Mar. 28, 2025
Submission [Line Items]
Central Index Key	0000215466
Registrant Name	COEUR MINING, INC.
Registration File Number	333-284568
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES